Related Party Transactions (Tables)	3 Months Ended
Jul. 31, 2026
Related party transactions [abstract]
Schedule of Schedule of Compensation For Key Management	During the three months ended July 31, 2026, and 2025, the compensation for key management is as follows:

(in thousands)	2026 $	2025 $
Salaries and other short-term benefits	572	2,109
Share-based payments	686	36
Director compensation (included in salaries)	58	54
	1,316	2,199